Cash Flow Information (DetailsTextual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Construction in Progress Expenditures Incurred but Not yet Paid		$ 7,568
non-cash operating activities related to deferred financing cost		532
Costs of issuing common stock- not yet paid	665	357
Transfer from vessel under construction to vessels		67,319
Interest Paid		1,273
Interest Costs Capitalized		1,600
Assets Held-for-sale [Member]
Transfer from vessel under construction to vessels		$ 97,103